Accounts Receivable, Net - Summary of Accounts Receivable and Other Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Trade and Other Receivables [Line Items]
Accounts receivable, net	$ 8,624,239	$ 170,645,234	$ 133,220,527
Domestic customers [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net		60,057,141	41,884,579
Export customers [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net		54,428,883	34,859,341
Sundry debtors [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net		26,105,703	18,736,922
Taxes recovered and prepaid taxes [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net		23,039,023	29,361,303
Employees and officers [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net		5,681,478	6,054,251
Advances to suppliers [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net		1,250,846	2,246,437
Other Current Receivables [member]
Trade and Other Receivables [Line Items]
Accounts receivable, net		$ 82,160	$ 77,694